DISTRIBUTIONS TO UNITHOLDERS	12 Months Ended
Dec. 31, 2024
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS

10.	DISTRIBUTIONS TO UNITHOLDERS
Total distributions declared to unitholders in the year ended December 31, 2024 were $208.2 million (2023 — $204.3 million) or $3.31 per unit (2023 — $3.21 per unit).
Distributions payable at December 31, 2024 of $17.8 million ($0.2833 per unit), representing the December 2024 monthly distributions, were paid on January 15, 2025. Distributions payable at December 31, 2023 of $17.4 million ($0.2750 per unit) representing the December 2023 monthly distributions, were paid on January 16, 2024.
Subsequent to December 31, 2024, the distributions declared in January 2025 in the amount of $17.6 million or $0.2833 per unit were paid on February 14, 2025 and the distributions declared in February 2025 of $0.2833 per unit will be paid on March 14, 2025.